DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Deposits for purchases of property, plant and equipment	[1]	¥ 668,698	$ 97,258	¥ 297,040
Reserve for unrecoverable deposits		(30,860)	(4,488)	(30,860)
Deposits		¥ 637,838	$ 92,770	¥ 266,180

[1]	The amount represented interest-free non-refundable partial payments to suppliers of medical equipment. The remaining contractual obligations associated with these purchase contracts are approximately RMB426,293 and RMB660,758 (US$96,103) as at December 31, 2017 and 2018 respectively, which are included in the amount disclosed as purchase commitments in note 26.